CERTNYS

[redacted]

07053320

NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
MAY 08 2007
1086

May 8, 2007

PROCESSED
MAY 14 2007
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Solera Holdings, LLC (The Registrant's board of managers has approved the conversion of the registrant into a corporation to be named Solera Holdings, Inc. The conversion will become effective following the effectiveness of the registrants' registration statement.), Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 8, 2007. Tentative listing date – May 11, 2007.

Sincerely,

Paras Madho

END